Schedule of roll forward of the allowance for the impairment of other receivables (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
Balance at beginning of year	$ 3,324	$ 4,501
Increase	3	140
Decrease	(1,771)
Result from exposure to inflation	(939)	(1,192)
Recovery	(588)	(125)
Balance at end of the year	$ 29	$ 3,324